Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance income
Investment income	$ 5	$ 10
Total finance income	5	10
Finance expense
Debt interest	298	275
Interest on advances from SMM/SC	37	42
Interest on lease liabilities (Note 19(c))	35	37
Letters of credit and standby fees	44	48
Net interest expense on retirement benefit plans	5	5
Accretion on decommissioning and restoration provisions (Note 23(a))	151	114
Other	15	8
Finance expense gross	585	529
Less capitalized borrowing costs (Note 15)	(370)	(251)
Total finance expense	$ 215	$ 278